CONVERTIBLE NOTES PAYABLE, UNSECURED (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Short-Term Debt [Line Items]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE UNSECURED
	March 31, 2024	September 30, 2023
Senior Secured Convertible Promissory Notes (the “2022 Notes”)	$4,211,720	$4,230,000
Unamortized debt discount	-	(710,897)
Net Balance	$4,211,720	$3,519,103

	September 30, 2023	September 30, 2022
Senior Secured Convertible Promissory Notes (the “2022 Notes”, includes $96,000 of related party notes)	$4,230,000	$4,230,000
Unamortized debt discount	(710,897)	(2,567,508)
Net Balance	3,519,103	1,662,492
Current Balance	(3,519,103)	-
Non-Current Balance	-	1,662,492

SCHEDULE OF SHARE BASED PAYMENT AWARD AND WARRANTS VALUATION ASSUMPTIONS

The warrants issued with the 2022 Notes, the Second Closing Notes, and the Third Closing Notes were valued using the Black Scholes option pricing model with the following assumptions:

	First closing		Second Closing		Third Closing
	Note holders	Placement Agent	Note holders	Placement Agent	Note holders
Date of valuation	July 6, 2022		January 18, 2023		May 15, 2023
Closing price per share of Common Stock	$9.98	$9.98	$5.76	$5.76	$2.77
Exercise price per share	$9.94	$10.06	$9.94	$10.06	$9.94
Expected volatility	88.44%	88.44%	111.31%	111.31%	114.33%
Risk-free interest rate	2.96%	2.96%	3.43%	3.43%	3.46%
Dividend yield	—	—	—	—	—
Remaining expected term of underlying securities (years)	5.0	5.0	5.0	5.0	5.0

Exchange Second and Third Notes [Member]
Short-Term Debt [Line Items]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE UNSECURED

	March 31, 2024	September 30, 2023
Exchanged notes (July 2022)	$699,781	$699,781
Second closing notes (January 2023)	636,000	636,000
Third closing notes (March, April, May, 2023)	702,720	702,720
Fourth closing notes (March, 2024)	648,000	-
Total	2,686,501	2,038,501
Unamortized debt discount	-	(379,799)
Net balance	$2,686,501	$1,658,702

	September 30, 2023	September 30, 2022
Exchanged notes (July 2022)	$699,781	$699,781
Second closing notes (January 2023)	636,000	-
Third closing notes (March, April, May, 2023)	702,720	-
Total	2,038,501	$699,781
Unamortized debt discount	(379,799)	-
Net Balance	1,658,702	699,781
Current Balance	(1,658,702)	-
Non-Current Balance	-	699,781